Derivative Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Fair values of derivative instruments that are not subject to hedge accounting in consolidated balance sheet
Derivative Asset, Fair Value	$ 55	$ 63
Derivative Liability, Fair Value	(1)	(1)
Other Current Assets [Member] | Currency Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Fair values of derivative instruments that are not subject to hedge accounting in consolidated balance sheet
Derivative Asset, Fair Value	13	6
Accrued Liabilities [Member] | Currency Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Fair values of derivative instruments that are not subject to hedge accounting in consolidated balance sheet
Derivative Liability, Fair Value	$ 28	$ 52